Subsidiaries (Tables)	12 Months Ended
Sep. 30, 2025
Subsidiaries
Schedule of company's subsidiaries

Name of undertaking	Registered office	Domicile	% held
Arqit Limited	3 Orchard Place, London, SW1H 0BF, United Kingdom	U.K.	100
Arqit Inc.	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100
Arqit LLC	1209 Orange Street, Wilmington, County of Newcastle, Delaware 19801	U.S.	100